Document and Entity Information	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2024
Entity Registrant Name	PACCAR Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-14817
Entity Tax Identification Number	91-0351110
Entity Address Address Line 1	777 106th Avenue NE
Entity Address City Or Town	Bellevue
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98004
City Area Code	425
Local Phone Number	468-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value
Trading Symbol	PCAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000075362